Debt - Schedule of Debt (Details) (Parenthetical)															1 Months Ended				9 Months Ended		12 Months Ended
	Sep. 11, 2019 USD ($) Integer	Aug. 16, 2019 USD ($)	Aug. 15, 2019 USD ($)	Mar. 29, 2019 USD ($)	Mar. 14, 2019 USD ($) Integer	Feb. 28, 2019 USD ($)	Feb. 15, 2019 USD ($)	Feb. 06, 2019 USD ($) Integer shares	Jan. 16, 2019 USD ($)	Jan. 11, 2019 USD ($) Integer	Dec. 17, 2018 USD ($)	Sep. 28, 2018 USD ($)	Aug. 31, 2018	Aug. 17, 2018	Aug. 30, 2019 USD ($) Integer	Feb. 28, 2019 USD ($) Integer shares	Jan. 31, 2019 USD ($) Integer	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Proceeds from short-term debt																	$ 631,617	$ 75,000	$ 200,000		$ 530,000
Repayment of short-term debt																	511,617
Cash receipts																			2,177,452	$ 1,955,000	4,115,961		$ 1,675,000
Repayments for debt									$ 60,000										3,801,562	1,164,396	2,936,044		1,424,578
Interest expense amortized																			2,916,917	$ 161,154	1,052,523
Debt periodic payment																			230,000		581,000
Proceeds form convertible promissory note																			140,000
Debt maturity date														Aug. 31, 2019
Interest expenses																			30,000		51,000
Common stock value																			3,003,490		2,640,161		$ 2,169,661
Short-term Promissory Note [Member]
Proceeds from short-term debt									120,000								631,617
Repayment of short-term debt																	$ 511,617
Cash receipts									$ 1,000,000
Repayments for debt																			60,000
Debt instrument interest percentage									0.00%
Debt maturity date													Aug. 31, 2019	Aug. 31, 2018
Convertible Promissory Note One [Member]
Interest expense amortized																			197,486		72,514
Interest expenses																			$ 11,136		4,172
Issuance of common stock returnable shares as commitment fee | shares																			22,500,000
Accrued interest																			$ 285,308
Convertible Promissory Note Two [Member]
Interest expense amortized																			133,168		4,831
Interest expenses																			43,983		726
Prepayment penalties																			182,708
Convertible Promissory Notes Three [Member]
Debt instrument interest percentage															12.00%
Debt discount															$ 103,000
Interest expense amortized																			27,783
Proceeds form convertible promissory note															100,000
Loan fees															$ 3,000
Debt maturity date															Nov. 28, 2020
Conversion of lowest trading percentage															65.00%
Conversion of lowest trading days | Integer															15
Interest expenses															$ 69,048				4,165
Convertible Promissory Note Four Member]
Debt instrument interest percentage	12.00%
Debt discount	$ 128,000
Interest expense amortized																			31,158
Proceeds form convertible promissory note	125,000
Loan fees	$ 3,000
Debt maturity date	Dec. 10, 2020
Conversion of lowest trading percentage	65.00%
Conversion of lowest trading days | Integer	15
Interest expenses	$ 53,573																		4,671
Secured Merchant Agreement [Member]
Cash receipts				$ 28,500			$ 73,801			$ 349,851	$ 380,000	$ 570,000										$ 77,260
Repayments for debt				45,000			909,350			489,650	559,600	$ 839,400							451,886		141,372	699,500
Debt instrument interest percentage												10.00%
Debt discount				16,500			152,391			139,799	179,600	$ 269,400										224,500
Transferring of amount owed							233,501
Interest expense amortized																			126,292		26,100
Debt periodic payment				$ 4,500			5,049				$ 3,000											$ 4,372
Debt outstanding balance		$ 316,093
Secured Merchant Agreement [Member] | Payments of First 30 Days [Member]
Repayments for debt										1,000
Secured Merchant Agreement [Member] | Payments Thereafter [Member]
Repayments for debt										$ 2,999
New Secured Merchant Agreement [Member]
Repayments for debt						$ 605,899
Transferring of amount owed						233,501
Interest expense amortized						269,400
New Secured Merchant Agreement One [Member]
Repayments for debt						39,993
Transferring of amount owed						449,657
Interest expense amortized						139,799
New Secured Merchant Agreement Two [Member]
Repayments for debt						138,000
Transferring of amount owed						421,600
Interest expense amortized						179,600
Secured Merchant Agreement One [Member]
Cash receipts							126,932
Repayments for debt							840,000												413,580		129,388
Debt discount							291,468
Interest expense amortized																			241,823		49,646
Debt periodic payment							4,649
Debt outstanding balance		297,033
New Secured Merchant Agreement Three [Member]
Repayments for debt						371,620
Transferring of amount owed						327,880
Interest expense amortized						224,500
Secured Merchant Agreement Two [Member]
Cash receipts							126,932
Repayments for debt							629,550												509,840		157,410
Debt discount							224,410
Interest expense amortized																			294,780		61,330
Debt periodic payment							$ 3,498
Debt outstanding balance		382,000
Second Secured Merchant Agreement [Member]
Cash receipts																$ 288,000
Repayments for debt																419,700
Debt discount						$ 131,700										131,700
Debt periodic payment																$ 2,332
Secured Merchant Agreement Three [Member]
Repayments for debt																			40,500		4,500
Interest expense amortized																			14,850		1,650
Convertible Promissory Note [Member]
Debt instrument interest percentage						12.00%				12.00%						12.00%	12.00%
Debt discount						$ 30,000				$ 138,000						$ 30,000	$ 138,000
Interest expense amortized																			114,848		23,152
Proceeds form convertible promissory note										135,000						240,000	135,000
Loan fees										$ 3,000						$ 3,000	$ 3,000
Debt maturity date										Apr. 11, 2020						Aug. 06, 2019	Apr. 11, 2020
Conversion of lowest trading percentage										65.00%						65.00%	65.00%
Conversion of lowest trading days | Integer										15						20	15
Interest expenses										$ 450,005						$ 120,128	$ 450,005		40,977		$ 3,448
Prepayment penalties																			182,425
Issuance of common stock returnable shares as commitment fee | shares																22,500,000
Common stock value						69,871										$ 69,871
Convertible Promissory Note [Member] | Common Stock [Member]
Debt discount						$ 270,000										$ 270,000
Convertible Promissory Note One [Member]
Debt instrument interest percentage								12.00%
Debt discount								$ 30,000
Proceeds form convertible promissory note								240,000
Loan fees								$ 3,000
Debt maturity date								Aug. 06, 2019
Conversion of lowest trading percentage								65.00%
Conversion of lowest trading days | Integer								20
Interest expenses								$ 120,128
Issuance of common stock returnable shares as commitment fee | shares								22,500,000
Common stock value								$ 69,871
Convertible Promissory Note One [Member] | Common Stock [Member]
Debt discount								$ 270,000
Convertible Promissory Note Two [Member]
Debt instrument interest percentage					12.00%
Debt discount					$ 138,000
Proceeds form convertible promissory note					135,000
Loan fees					$ 3,000
Debt maturity date					Jun. 14, 2020
Conversion of lowest trading percentage					65.00%
Conversion of lowest trading days | Integer					15
Interest expenses					$ 64,492
Secured Merchant Agreement Four [Member]
Repayment of short-term debt			$ 316,093
Cash receipts			339,270
Repayments for debt			1,399,000
Debt discount			446,604
Debt outstanding balance			297,033
Secured Merchant Agreement Four [Member] | ACH Payments [Member]
Repayments for debt			$ 6,823																2,448,250
Debt periodic payment																			10,999
August 2019 Arrangement [Member]
Proceeds from short-term debt																			839,514
Cash receipts																			854,801
Repayments for debt																			559,486
Debt discount																			446,605
New December 2019 Arrangement [Member]
Repayments for debt																			153,986
Debt discount																			753,935
Interest expense amortized																			54,094
Secured Merchant Agreement Five [Member]
Cash receipts		418,381
Repayments for debt		1,189,150																	533,750
Debt discount		388,769
Interest expense amortized																			187,747
Debt periodic payment		$ 5,801
Short-term Debt [Member]
Repayment of short-term debt																			$ 10,000